Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of net defined benefit liability (asset)
The following table presents net defined benefit liabilities (defined benefit assets) as follows (in thousands):

	December 31, 2025	December 31, 2024
Present value of defined benefit obligations	$2,189	$1,978
Fair value of plan assets	(2,440)	(2,008)
Net defined benefit liabilities (assets)	$(251)	$(30)
The following table summarizes the components of projected benefit obligation (in thousands):

	Year ended December 31,
	2025	2024	2023
Projected benefit obligation at January 1	$1,978	$4,440	$3,753
Current service cost	459	715	723
Past service cost (1)	—	(537)	—
Net transfers to related parties	(46)	(1,463)	(428)
Interest cost	87	101	98
Experience adjustments in actuarial (gain) loss	10	(300)	552
Financial assumptions in actuarial (gain) loss	(175)	92	162
Benefits paid	(167)	(520)	(247)
Translation differences	43	(550)	(173)
Projected benefit obligation at December 31	$2,189	$1,978	$4,440
(1) The Company classified the past service cost based on an amendment to the executive retirement benefit plan and the court ruling on ordinary wages during 2024.
The following table summarizes the components of fair value of plan assets (in thousands):

	Year ended December 31,
	2025	2024	2023
Fair value of plan assets at January 1	$2,008	$4,070	$3,523
Interest income	85	139	172
Net transfers to related parties	(43)	(1,204)	(237)
Interest income from plan assets in actuarial (gain) loss	(2)	(3)	(8)
Contributions by employer directly to plan assets	490	—	931
Benefits payments	(145)	(485)	(251)
Translation differences	47	(509)	(60)
Fair value of plan assets at December 31	$2,440	$2,008	$4,070

Schedule of fair value of plan assets
The following table presents components of plan assets as follows (in thousands):

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$—	$1
Guaranteed deposits in banks	1,443	2,007
Beneficiary certificate	997	—
Total	$2,440	$2,008

Schedule of defined benefit plans
The following table presents key assumptions used for defined benefit as follows (in thousands):

	Year ended December 31,
	2025	2024
Expected rate of salary and wage increase	5.00%	5.00%
Discount rate for defined benefit obligations	5.02%	4.13%
The following table presents the expected maturity analysis of undiscounted pension benefits as follows (in thousands):

	Less than 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
December 31, 2025	$199	$170	$409	$2,944	$3,722
December 31, 2024	177	149	325	2,374	3,025

Schedule of sensitivity analysis for actuarial assumptions
The following table presents the sensitivity analysis on the effect of changes in the principal assumptions as follows (in thousands):

	Year ended December 31,		Year ended December 31
	2025	2025	2024	2024
	+1% point	-1% point	+1% point	-1% point
Expected rate of salary and wage increase	$217	$(191)	$189	$(165)
Discount rate for defined benefit obligations	(189)	219	(165)	193